Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INSTITUTIONAL FUNDS
Entity Central Index Key	0000862157
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000188490
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index Fund
Class Name	Class R6
Trading Symbol	BTIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity 500 Index Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.20%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Expenses Represent Both Master and Feeder [Text]	The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 17.58% for the period ended December 31, 2025. The S&P 500® Index, returned 17.88% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

The strong showing for the S&P 500® Index represented its third year in a row with a double-digit return, as well as the sixth year of the past seven. The market backdrop was initially challenging, with stocks falling sharply in early April after President Trump unveiled tariffs that were far higher than investors had been expecting. Stocks quickly recovered, however, as market participants grew confident that the initial announcement was largely a negotiating tactic. Sentiment improved steadily as the year progressed, with incoming data showing that inflation remained in a downtrend and the economy continued to expand despite increased tariffs. The index was also well supported by year-over-year corporate earnings growth of approximately 12% for S&P 500 companies in 2025. Not least, the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts and end the multi-year reduction of its balance sheet supported investor sentiment in the second half of 2025.

Index-level performance continued to be driven by the impressive returns for a narrow group of mega-cap technology-related stocks, many of which were boosted by optimism about the growth potential of artificial intelligence. The AI theme contributed to sizable outperformance for the information technology and communication services sectors. The semiconductor giant NVIDIA Corp. (7.7%), whose chips are used to power AI, was the leading individual contributor to index performance for the second consecutive year. The optimism surrounding AI also played a role in market-beating gains for the industrials and utilities sectors, which have a high representation of companies expected to benefit from the AI infrastructure buildout and the resulting increase in power demand. Financials, health care, and materials all posted robust returns but didn’t keep pace with the index. Energy, consumer discretionary, consumer staples, and real estate, while producing single-digit gains, were the most notable laggards in relative terms.

Percentages in parentheses are based on the Fund's net assets as of December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
3/31/17	$10,000	$10,012
4/30/17	$10,098	$10,114
5/31/17	$10,237	$10,257
6/30/17	$10,298	$10,321
7/31/17	$10,511	$10,533
8/31/17	$10,540	$10,565
9/30/17	$10,756	$10,783
10/31/17	$11,004	$11,035
11/30/17	$11,338	$11,373
12/31/17	$11,462	$11,500
1/31/18	$12,117	$12,158
2/28/18	$11,669	$11,710
3/31/18	$11,371	$11,412
4/30/18	$11,412	$11,456
5/31/18	$11,684	$11,732
6/30/18	$11,754	$11,804
7/31/18	$12,189	$12,244
8/31/18	$12,582	$12,643
9/30/18	$12,651	$12,715
10/31/18	$11,786	$11,846
11/30/18	$12,023	$12,087
12/31/18	$10,978	$10,996
1/31/19	$11,857	$11,877
2/28/19	$12,235	$12,258
3/31/19	$12,472	$12,496
4/30/19	$12,974	$13,002
5/31/19	$12,147	$12,176
6/30/19	$13,001	$13,034
7/31/19	$13,189	$13,221
8/31/19	$12,975	$13,012
9/30/19	$13,216	$13,255
10/31/19	$13,500	$13,543
11/30/19	$13,987	$14,034
12/31/19	$14,404	$14,458
1/31/20	$14,396	$14,452
2/29/20	$13,208	$13,262
3/31/20	$11,568	$11,624
4/30/20	$13,044	$13,114
5/31/20	$13,664	$13,739
6/30/20	$13,931	$14,012
7/31/20	$14,716	$14,802
8/31/20	$15,771	$15,866
9/30/20	$15,169	$15,264
10/31/20	$14,763	$14,858
11/30/20	$16,378	$16,484
12/31/20	$17,004	$17,118
1/31/21	$16,829	$16,945
2/28/21	$17,293	$17,412
3/31/21	$18,047	$18,175
4/30/21	$19,006	$19,145
5/31/21	$19,136	$19,278
6/30/21	$19,578	$19,728
7/31/21	$20,040	$20,197
8/31/21	$20,646	$20,811
9/30/21	$19,683	$19,843
10/31/21	$21,058	$21,234
11/30/21	$20,908	$21,086
12/31/21	$21,840	$22,031
1/31/22	$20,705	$20,891
2/28/22	$20,082	$20,266
3/31/22	$20,824	$21,018
4/30/22	$19,003	$19,185
5/31/22	$19,037	$19,221
6/30/22	$17,462	$17,634
7/31/22	$19,070	$19,260
8/31/22	$18,289	$18,475
9/30/22	$16,602	$16,773
10/31/22	$17,945	$18,131
11/30/22	$18,945	$19,144
12/31/22	$17,849	$18,041
1/31/23	$18,968	$19,175
2/28/23	$18,503	$18,707
3/31/23	$19,179	$19,394
4/30/23	$19,476	$19,697
5/31/23	$19,555	$19,782
6/30/23	$20,842	$21,089
7/31/23	$21,508	$21,767
8/31/23	$21,164	$21,420
9/30/23	$20,151	$20,399
10/31/23	$19,724	$19,970
11/30/23	$21,523	$21,794
12/31/23	$22,497	$22,784
1/31/24	$22,871	$23,167
2/29/24	$24,089	$24,404
3/31/24	$24,859	$25,189
4/30/24	$23,841	$24,160
5/31/24	$25,019	$25,358
6/30/24	$25,912	$26,268
7/31/24	$26,222	$26,588
8/31/24	$26,853	$27,233
9/30/24	$27,422	$27,814
10/31/24	$27,167	$27,562
11/30/24	$28,758	$29,180
12/31/24	$28,066	$28,485
1/31/25	$28,840	$29,278
2/28/25	$28,460	$28,896
3/31/25	$26,850	$27,268
4/30/25	$26,660	$27,083
5/31/25	$28,328	$28,787
6/30/25	$29,764	$30,251
7/31/25	$30,427	$30,930
8/31/25	$31,037	$31,557
9/30/25	$32,164	$32,709
10/31/25	$32,910	$33,475
11/30/25	$32,985	$33,557
12/31/25	$33,000	$33,578

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 3/31/17
Class R6 No Sales Charge	17.58%	14.18%	14.61%
S&P 500® Index	17.88%	14.42%	14.84%

Performance Inception Date	Mar. 31, 2017
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 425,775,642
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 200,087
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	425,775,642
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	200,087

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Health Care	9%
Industrials	8%
Consumer Staples	5%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Holdings	40.3% of Net Assets
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%

Material Fund Change [Text Block]
C000016413
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index Fund
Class Name	Class S
Trading Symbol	BTIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity 500 Index Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.25%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Expenses Represent Both Master and Feeder [Text]	The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 17.52% for the period ended December 31, 2025. The S&P 500® Index, returned 17.88% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

The strong showing for the S&P 500® Index represented its third year in a row with a double-digit return, as well as the sixth year of the past seven. The market backdrop was initially challenging, with stocks falling sharply in early April after President Trump unveiled tariffs that were far higher than investors had been expecting. Stocks quickly recovered, however, as market participants grew confident that the initial announcement was largely a negotiating tactic. Sentiment improved steadily as the year progressed, with incoming data showing that inflation remained in a downtrend and the economy continued to expand despite increased tariffs. The index was also well supported by year-over-year corporate earnings growth of approximately 12% for S&P 500 companies in 2025. Not least, the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts and end the multi-year reduction of its balance sheet supported investor sentiment in the second half of 2025.

Index-level performance continued to be driven by the impressive returns for a narrow group of mega-cap technology-related stocks, many of which were boosted by optimism about the growth potential of artificial intelligence. The AI theme contributed to sizable outperformance for the information technology and communication services sectors. The semiconductor giant NVIDIA Corp. (7.7%), whose chips are used to power AI, was the leading individual contributor to index performance for the second consecutive year. The optimism surrounding AI also played a role in market-beating gains for the industrials and utilities sectors, which have a high representation of companies expected to benefit from the AI infrastructure buildout and the resulting increase in power demand. Financials, health care, and materials all posted robust returns but didn’t keep pace with the index. Energy, consumer discretionary, consumer staples, and real estate, while producing single-digit gains, were the most notable laggards in relative terms.

Percentages in parentheses are based on the Fund's net assets as of December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index
'15	$10,000	$10,000
'16	$9,499	$9,504
'16	$9,483	$9,491
'16	$10,123	$10,135
'16	$10,160	$10,174
'16	$10,339	$10,357
'16	$10,363	$10,384
'16	$10,742	$10,766
'16	$10,754	$10,782
'16	$10,753	$10,784
'16	$10,555	$10,587
'16	$10,942	$10,979
'16	$11,155	$11,196
'17	$11,363	$11,408
'17	$11,811	$11,861
'17	$11,819	$11,875
'17	$11,935	$11,997
'17	$12,101	$12,166
'17	$12,173	$12,242
'17	$12,421	$12,494
'17	$12,456	$12,532
'17	$12,710	$12,790
'17	$13,003	$13,089
'17	$13,398	$13,490
'17	$13,544	$13,640
'18	$14,317	$14,421
'18	$13,788	$13,890
'18	$13,434	$13,537
'18	$13,482	$13,589
'18	$13,803	$13,916
'18	$13,886	$14,002
'18	$14,397	$14,523
'18	$14,861	$14,996
'18	$14,943	$15,081
'18	$13,919	$14,050
'18	$14,199	$14,337
'18	$12,965	$13,042
'19	$14,002	$14,087
'19	$14,448	$14,540
'19	$14,727	$14,822
'19	$15,320	$15,422
'19	$14,343	$14,442
'19	$15,350	$15,460
'19	$15,571	$15,682
'19	$15,319	$15,434
'19	$15,602	$15,723
'19	$15,936	$16,063
'19	$16,511	$16,646
'19	$17,003	$17,149
'20	$16,992	$17,142
'20	$15,589	$15,731
'20	$13,652	$13,788
'20	$15,394	$15,556
'20	$16,125	$16,296
'20	$16,440	$16,620
'20	$17,365	$17,558
'20	$18,610	$18,820
'20	$17,898	$18,105
'20	$17,420	$17,623
'20	$19,324	$19,552
'20	$20,061	$20,304
'21	$19,853	$20,099
'21	$20,400	$20,653
'21	$21,289	$21,558
'21	$22,419	$22,708
'21	$22,571	$22,867
'21	$23,093	$23,401
'21	$23,636	$23,957
'21	$24,351	$24,685
'21	$23,213	$23,537
'21	$24,833	$25,186
'21	$24,656	$25,011
'21	$25,753	$26,132
'22	$24,414	$24,780
'22	$23,678	$24,038
'22	$24,553	$24,931
'22	$22,404	$22,757
'22	$22,443	$22,798
'22	$20,586	$20,917
'22	$22,481	$22,845
'22	$21,559	$21,913
'22	$19,570	$19,895
'22	$21,151	$21,506
'22	$22,330	$22,708
'22	$21,037	$21,400
'23	$22,355	$22,744
'23	$21,806	$22,189
'23	$22,602	$23,004
'23	$22,951	$23,363
'23	$23,042	$23,464
'23	$24,558	$25,015
'23	$25,342	$25,819
'23	$24,936	$25,407
'23	$23,741	$24,196
'23	$23,238	$23,687
'23	$25,355	$25,851
'23	$26,503	$27,025
'24	$26,943	$27,479
'24	$28,375	$28,946
'24	$29,281	$29,878
'24	$28,081	$28,657
'24	$29,466	$30,078
'24	$30,517	$31,158
'24	$30,881	$31,537
'24	$31,623	$32,302
'24	$32,292	$32,992
'24	$31,992	$32,693
'24	$33,862	$34,612
'24	$33,045	$33,787
'25	$33,954	$34,727
'25	$33,505	$34,274
'25	$31,610	$32,343
'25	$31,383	$32,124
'25	$33,347	$34,146
'25	$35,037	$35,882
'25	$35,814	$36,688
'25	$36,531	$37,431
'25	$37,857	$38,797
'25	$38,733	$39,706
'25	$38,819	$39,803
'25	$38,834	$39,828

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	17.52%	14.12%	14.53%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 425,775,642
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 200,087
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	425,775,642
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	200,087

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Health Care	9%
Industrials	8%
Consumer Staples	5%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Holdings	40.3% of Net Assets
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%

Material Fund Change [Text Block]
C000016414
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index Fund
Class Name	Institutional Class
Trading Symbol	BTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity 500 Index Fund (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.20%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Expenses Represent Both Master and Feeder [Text]	The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 17.58% for the period ended December 31, 2025. The S&P 500® Index, returned 17.88% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

The strong showing for the S&P 500® Index represented its third year in a row with a double-digit return, as well as the sixth year of the past seven. The market backdrop was initially challenging, with stocks falling sharply in early April after President Trump unveiled tariffs that were far higher than investors had been expecting. Stocks quickly recovered, however, as market participants grew confident that the initial announcement was largely a negotiating tactic. Sentiment improved steadily as the year progressed, with incoming data showing that inflation remained in a downtrend and the economy continued to expand despite increased tariffs. The index was also well supported by year-over-year corporate earnings growth of approximately 12% for S&P 500 companies in 2025. Not least, the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts and end the multi-year reduction of its balance sheet supported investor sentiment in the second half of 2025.

Index-level performance continued to be driven by the impressive returns for a narrow group of mega-cap technology-related stocks, many of which were boosted by optimism about the growth potential of artificial intelligence. The AI theme contributed to sizable outperformance for the information technology and communication services sectors. The semiconductor giant NVIDIA Corp. (7.7%), whose chips are used to power AI, was the leading individual contributor to index performance for the second consecutive year. The optimism surrounding AI also played a role in market-beating gains for the industrials and utilities sectors, which have a high representation of companies expected to benefit from the AI infrastructure buildout and the resulting increase in power demand. Financials, health care, and materials all posted robust returns but didn’t keep pace with the index. Energy, consumer discretionary, consumer staples, and real estate, while producing single-digit gains, were the most notable laggards in relative terms.

Percentages in parentheses are based on the Fund's net assets as of December 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	S&P 500® Index
'15	$1,000,000	$1,000,000
'16	$949,900	$950,376
'16	$948,376	$949,094
'16	$1,012,434	$1,013,479
'16	$1,016,164	$1,017,408
'16	$1,034,145	$1,035,679
'16	$1,036,613	$1,038,363
'16	$1,074,516	$1,076,646
'16	$1,075,771	$1,078,158
'16	$1,075,625	$1,078,362
'16	$1,055,889	$1,058,691
'16	$1,094,731	$1,097,900
'16	$1,116,031	$1,119,601
'17	$1,136,912	$1,140,836
'17	$1,181,755	$1,186,134
'17	$1,182,674	$1,187,518
'17	$1,194,357	$1,199,714
'17	$1,210,948	$1,216,597
'17	$1,218,237	$1,224,190
'17	$1,243,124	$1,249,363
'17	$1,246,625	$1,253,188
'17	$1,272,108	$1,279,039
'17	$1,301,496	$1,308,886
'17	$1,341,045	$1,349,029
'17	$1,355,737	$1,364,028
'18	$1,433,146	$1,442,124
'18	$1,380,169	$1,388,971
'18	$1,344,822	$1,353,673
'18	$1,349,752	$1,358,867
'18	$1,381,977	$1,391,591
'18	$1,390,215	$1,400,156
'18	$1,441,547	$1,452,261
'18	$1,488,083	$1,499,583
'18	$1,496,256	$1,508,119
'18	$1,393,849	$1,405,039
'18	$1,421,938	$1,433,671
'18	$1,298,337	$1,304,224
'19	$1,402,252	$1,408,739
'19	$1,447,001	$1,453,971
'19	$1,475,003	$1,482,224
'19	$1,534,419	$1,542,239
'19	$1,436,623	$1,444,233
'19	$1,537,652	$1,546,017
'19	$1,559,767	$1,568,237
'19	$1,534,615	$1,543,396
'19	$1,563,063	$1,572,274
'19	$1,596,536	$1,606,329
'19	$1,654,254	$1,664,637
'19	$1,703,547	$1,714,879
'20	$1,702,601	$1,714,207
'20	$1,562,071	$1,573,095
'20	$1,368,063	$1,378,798
'20	$1,542,647	$1,555,551
'20	$1,616,024	$1,629,639
'20	$1,647,626	$1,662,048
'20	$1,740,414	$1,755,763
'20	$1,865,268	$1,881,968
'20	$1,794,031	$1,810,459
'20	$1,746,053	$1,762,312
'20	$1,937,063	$1,955,222
'20	$2,011,085	$2,030,397
'21	$1,990,273	$2,009,899
'21	$2,045,178	$2,065,322
'21	$2,134,336	$2,155,774
'21	$2,247,785	$2,270,825
'21	$2,263,108	$2,286,685
'21	$2,315,529	$2,340,067
'21	$2,370,130	$2,395,655
'21	$2,441,793	$2,468,496
'21	$2,327,756	$2,353,687
'21	$2,490,449	$2,518,591
'21	$2,472,800	$2,501,140
'21	$2,582,920	$2,613,231
'22	$2,448,681	$2,478,004
'22	$2,375,097	$2,403,809
'22	$2,462,859	$2,493,061
'22	$2,247,491	$2,275,662
'22	$2,251,369	$2,279,837
'22	$2,065,291	$2,091,651
'22	$2,255,320	$2,284,511
'22	$2,162,943	$2,191,344
'22	$1,963,501	$1,989,524
'22	$2,122,231	$2,150,599
'22	$2,240,694	$2,270,783
'22	$2,110,949	$2,139,953
'23	$2,243,402	$2,274,415
'23	$2,188,294	$2,218,922
'23	$2,268,253	$2,300,388
'23	$2,303,324	$2,336,293
'23	$2,312,751	$2,346,448
'23	$2,464,991	$2,501,490
'23	$2,543,746	$2,581,850
'23	$2,503,112	$2,540,743
'23	$2,383,301	$2,419,606
'23	$2,332,840	$2,368,730
'23	$2,545,477	$2,585,055
'23	$2,660,765	$2,702,496
'24	$2,704,988	$2,747,909
'24	$2,849,065	$2,894,635
'24	$2,940,037	$2,987,769
'24	$2,819,633	$2,865,735
'24	$2,959,048	$3,007,832
'24	$3,064,615	$3,115,759
'24	$3,101,301	$3,153,685
'24	$3,175,926	$3,230,183
'24	$3,243,210	$3,299,170
'24	$3,213,055	$3,269,251
'24	$3,401,161	$3,461,160
'24	$3,319,323	$3,378,652
'25	$3,410,890	$3,472,739
'25	$3,365,946	$3,427,426
'25	$3,175,583	$3,234,310
'25	$3,153,056	$3,212,378
'25	$3,350,320	$3,414,580
'25	$3,520,237	$3,588,220
'25	$3,598,751	$3,668,750
'25	$3,670,722	$3,743,121
'25	$3,804,016	$3,879,745
'25	$3,892,447	$3,970,584
'25	$3,901,333	$3,980,316
'25	$3,902,793	$3,982,753

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	17.58%	14.18%	14.59%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 425,775,642
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 200,087
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	425,775,642
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	200,087

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Health Care	9%
Industrials	8%
Consumer Staples	5%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Holdings	40.3% of Net Assets
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%

Material Fund Change [Text Block]